Revenue from contracts with customers - Disaggregated revenue information (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 18, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 80,035	¥ 80,035		¥ 2,058,779
Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,118
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	917
Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,775	54,775
Operating assets Tier 1 | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,330
Operating assets Tier 1 | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	445
Operating Assets Tier 2 and Other Assets Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,523	14,523
Operating Assets Tier 2 and Other Assets Segment | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	14,179
Operating Assets Tier 2 and Other Assets Segment | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	344
Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,737	10,737
Expansion assets | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	10,609
Expansion assets | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	128
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	84,194
Elimination of intersegment sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	(4,159)	(4,159)
Elimination of intersegment sales | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(3,656)
Elimination of intersegment sales | Operating Assets Tier 2 and Other Assets Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(398)
Elimination of intersegment sales | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(105)
Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		¥ 2,369,167	¥ 2,369,167	2,058,779	¥ 1,827,880
Predecessor | Healthcare services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			2,350,210	2,045,013	1,822,065
Predecessor | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			18,957	13,766	5,815
At a point in time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	51,543
At a point in time | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	37,949
At a point in time | Operating Assets Tier 2 and Other Assets Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,846
At a point in time | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5,748
At a point in time | Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			1,433,987	1,275,375	1,093,043
Over time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	28,492
Over time | Operating assets Tier 1
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16,826
Over time | Operating Assets Tier 2 and Other Assets Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6,677
Over time | Expansion assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	¥ 4,989
Over time | Predecessor
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			¥ 935,180	¥ 783,404	¥ 734,837